Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting
Summary information by segment

For the year ended December 31, 2021:

	Bigo	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	2,231,366	245,424	—	2,476,790
Others	92,392	49,936	(67)	142,261

Total net revenues	2,323,758	295,360	(67)	2,619,051

Cost of revenues(2)	(1,539,188)	(242,029)	67	(1,781,150)

Gross profit	784,570	53,331	—	837,901
Operating expenses(2)
Research and development expenses	(204,597)	(75,184)	—	(279,781)
Sales and marketing expenses	(402,476)	(65,931)	—	(468,407)
General and administrative expenses	(56,827)	(164,904)	—	(221,731)

Total operating expenses	(663,900)	(306,019)	—	(969,919)

Gain on disposal of business	—	4,959	—	4,959
Other income	6,929	13,447	—	20,376

Operating income (loss)	127,599	(234,282)	—	(106,683)

Interest expense	(3,460)	(13,468)	2,453	(14,475)
Interest income and investment income	1,316	92,370	(2,453)	91,233
Foreign currency exchange losses, net	(12,444)	(933)	—	(13,377)
Loss on disposal and deemed disposal of investments	—	(23,762)	—	(23,762)
Loss on fair value changes of investment	—	(15,435)	—	(15,435)
(Loss) gain on extinguishment of debt and derivative	(52)	5,343	—	5,291
Other non-operating expenses	—	(381)	—	(381)

Income (loss) before income tax expenses	112,959	(190,548)	—	(77,589)

Income tax expenses	(9,153)	(16,592)	—	(25,745)

Income (loss) before share of loss in equity method investments, net of income taxes	103,806	(207,140)	—	(103,334)

Share of loss in equity method investments, net of income taxes	—	(26,217)	—	(26,217)

Net income (loss) from continuing operations	103,806	(233,357)	—	(129,551)
(i)	The elimination mainly consists of revenues and expenses generated from services among Bigo and all other segments, and interest income and interest expenses generated from the loan between Bigo and all other segments.
(ii)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	Bigo	All other	Total
	US$	US$	US$

Cost of revenues	5,974	2,115	8,089
Research and development expenses	17,179	6,874	24,053
Sales and marketing expenses	654	631	1,285
General and administrative expenses	(5,297)	5,252	(45)

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

For the year ended December 31, 2020:

	Bigo	All other	Elimination (1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,659,311	156,515	—	1,815,826
Others	73,500	28,818	—	102,318

Total net revenues	1,732,811	185,333	—	1,918,144

Cost of revenues(2)	(1,207,124)	(171,022)	—	(1,378,146)

Gross profit	525,687	14,311	—	539,998

Operating expenses(2)
Research and development expenses	(194,122)	(108,696)	—	(302,818)
Sales and marketing expenses	(446,521)	(58,868)	—	(505,389)
General and administrative expenses	(85,685)	(60,981)	—	(146,666)

Total operating expenses	(726,328)	(228,545)	—	(954,873)

Other income	3,550	4,545	—	8,095

Operating loss	(197,091)	(209,689)	—	(406,780)

Interest expense	(7,892)	(72,474)	4,811	(75,555)
Interest income and investment income	155	93,734	(4,811)	89,078
Foreign currency exchange losses, net	(17,035)	(437)	—	(17,472)
Gain on disposal and deemed disposal of investments	—	272,281	—	272,281
Gain on fair value changes of investment	—	160,849	—	160,849
Fair value change on derivatives	(281)	(5,996)	—	(6,277)
Other non-operating expenses	(889)	(1,578)	—	(2,467)

(Loss) income before income tax expenses	(223,033)	236,690	—	13,657

Income tax benefits (expense)	9,425	(37,250)	—	(27,825)

(Loss) income before share of loss in equity method investments, net of income taxes	(213,608)	199,440	—	(14,168)

Share of loss in equity method investments, net of income taxes	—	(7,634)	—	(7,634)

Net (loss) income from continuing operations	(213,608)	191,806	—	(21,802)
(1)	The elimination mainly consists of interest income and interest expenses generated from the loan between Bigo and all other segments.
(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

	Bigo	All other	Total
	US$	US$	US$

Cost of revenues	4,094	1,703	5,797
Research and development expenses	33,795	8,851	42,646
Sales and marketing expenses	706	605	1,311
General and administrative expense	33,668	8,738	42,406

33.  Segment Reporting (continued)

(a) The following table presents summary information by segment (continued):

For the year ended December 31, 2019:

	Bigo	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	657,788	111,360	—	769,148
Others	58,541	73,013	—	131,554

Total net revenues	716,329	184,373	—	900,702

Cost of revenues(2)	(505,643)	(151,277)	—	(656,920)

Gross profit	210,686	33,096	—	243,782
Operating expenses(2)
Research and development expenses	(141,553)	(94,951)	—	(236,504)
Sales and marketing expenses	(297,713)	(106,782)	—	(404,495)
General and administrative expenses	(47,800)	(87,764)	—	(135,564)

Total operating expenses	(487,066)	(289,497)	—	(776,563)

Gain on disposal of business	—	11,754	—	11,754
Other income	1,390	4,284	—	5,674

Operating loss	(274,990)	(240,363)	—	(515,353)

Interest expense	(4,584)	(37,970)	4,440	(38,114)
Interest income and investment income	389	65,798	(4,440)	61,747
Foreign currency exchange gain (losses), net	1,967	(672)	—	1,295
Gain on fair value changes of investment	—	397,960	—	397,960
Fair value change on derivatives	—	(2,277)	—	(2,277)

(Loss) income before income tax expenses	(277,218)	182,476	—	(94,742)

Income tax benefits	19,605	493	—	20,098

(Loss) income before share of income in equity method investments, net of income taxes	(257,613)	182,969	—	(74,644)

Share of income in equity method investments, net of income taxes	—	5,974	—	5,974

Net (loss) income from continuing operations	(257,613)	188,943	—	(68,670)

33. Segment Reporting (continued)

(a) The following table presents summary information by segment (continued):

(1) The elimination mainly consists of interest income and interest expenses generated from the loan between Bigo and all other segments.

(2) Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	Bigo	All other	Total
	US$	US$	US$

Cost of revenues	4,084	1,848	5,932
Research and development expenses	43,625	8,986	52,611
Sales and marketing expenses	617	107	724
General and administrative expense	4,720	12,369	17,089

Summary of revenues and property and equipment for of the Company's geographic operations

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Revenues:
PRC	297,469	362,963	481,770
Developed countries	207,016	612,679	872,974
Middle East	182,630	475,662	621,775
Southeast Asia and others	213,587	466,840	642,532

	As of December 31,
	2020	2021
	US$	US$
Property and equipment, net:
PRC	246,325	282,955
Singapore	134,170	50,289
Other countries	21,166	32,148